Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

As a result of the Disposal Transaction stated in Note 1, the Group has considered that it lost control over K-12 Business on September 16, 2022, and therefore deconsolidated the K-12 Business on September 16, 2022. In addition, the Group concluded that K-12 Business represent a group of components of the Group and the deconsolidation represents a strategic shift that has (or will have) a major effect on the Group’s operations and financial results. Therefore, the Group has presented the results related to K-12 Business as discontinued operations in its consolidated statements of operations and comprehensive income for the year ended December 31, 2022.

The consolidated statements of operations and consolidated statements of comprehensive loss for the years ended December 31, 2020 and 2021, and corresponding notes previously reported have been revised to conform to the current presentation accordingly. In addition, the Group presented the assets of the K-12 Business to “assets of disposal group” and liabilities to “liabilities of disposal group” on its consolidated balance sheet as of December 31, 2021, and corresponding notes previously reported have been revised to conform to the current presentation accordingly.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

The Company deconsolidates its subsidiaries, the VIEs and the VIEs’ subsidiaries, or business in accordance with ASC 810 as of the date the Company ceased to have a controlling financial interest in the subsidiaries. The Company accounts for the deconsolidation of its subsidiaries or business by recognizing a gain or loss in net income/loss attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

The Company assesses whether a deconsolidation is required to be presented as discontinued operations in its consolidated financial statements on the deconsolidation date. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

Liquidity condition and going concern

Liquidity condition and going concern

For the year ended December 31, 2022, the Company reported net losses from continuing operations of RMB97,838 (US$14,185) and net cash used in continuing operating activities amounting to RMB161,252 (US$23,379). As of December 31, 2022, the Company’s working capital was RMB75,655 (US$10,971) and accumulated deficits were RMB9,139,527 (US$1,325,107). The Company assesses its liquidity by its ability to generate cash from operating activities to fund its operations, attract investors and borrow funds on favorable economic terms.

On July 24, 2021, the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education (the “Alleviating Burden Opinion “or the “Opinion”) was issued by the General Office of the CPC Central Committee and the General Office of the State Council. The Opinion contains high-level policy directives about requirements and restrictions related to online and offline after-school tutoring services. In compliance with the Opinion, on September 16, 2022, the Company discontinued the K-12 Business by disposing all of the equity interests of GOE HK, Former Subsidiaries, and Former VIEs to Eternal Zenith. Upon consummation of the Reorganization Agreement, the K-12 Business of the Company was solely conducted by the subsidiaries and the VIEs then controlled by GOE HK, and the Group changed from a negative net assets of RMB0.8 billion as of December 31, 2021 to a net assets of RMB76.6 million.

The Company’s continuous operation focuses on the online STEAM courses for kids aged between 6 and 10. The Company has deployed the resources to expand its online STEAM courses and sales of smart devices which facilitated the online course.

At the same time, net operating cash outflow from continuing operations decreased for the year ended December 31, 2022 through effective control over selling and marketing expenditures and personnel expenses. The management has implemented strict control over the headcount for all the department, especially for general and administration department and research and development department.

Gross profit for the 2022 was 59.5%, compared with gross profit of 54.1% for the year of 2021.

Revenues of the Group are mainly generated from providing online STEAM courses. Tuition is generally paid in advance and revenue from prepaid credit packages is recognized when the lesson credits are consumed or forfeited. Under the business model of the Group, the revenue recognition of delivering the services is later than the cash received from students. Therefore, the Group would incur losses at the initial stage from the online STEAM courses, but the future tuition fees, excluded refunds collected in advance, together with the cash and cash equivalents of RMB131,908 (US$19,125) the Group possessed as of December 31, 2022, are sufficient to support the Group’s operations.

Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The management is of the opinion that the Group has sufficient funds for sustainable operation and there is no substantial doubt about the Group’s ability to continue as going concern within one year after the consolidated financial statements are issued.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, consolidation of VIEs, revenue recognition, refund liabilities, assumptions used to determine fair value of investments, valuation allowance for deferred tax assets, uncertain tax position, valuation of share-based compensation, valuation of ordinary shares and preferred shares, and incremental borrowing rate for lease. Actual results could differ from those estimates.

The VIE arrangements

The VIE arrangements

-	Former VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates substantially all of its business through its Former VIEs before September 16, 2022. The Company through its wholly owned Former Subsidiaries located in the PRC entered into a series of contractual agreements with the Former VIEs and their shareholders in April 2018 and September 2020.

Through contractual agreements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIE and the Former VIEs, and (2) the right to receive the economic benefit of the VIE and the Former VIEs that could potentially be significant to the VIE and the Former VIEs. As a result, the shareholders of the Formers VIEs lack the power to direct the activities of the VIE and the Former VIEs that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIE and the Former VIEs, and the Company has consolidated the financial results of the VIE, and the financial results of the Former VIEs and their subsidiaries in its consolidated financial statements before the Company lost control over the Former VIEs on September 16, 2022.

The terms of contractual agreements between the Company and the Former VIEs, were similar to terms of contractual agreements entered into between the Company, Shanghai Zhangda, and Shanghai Zhangda’s shareholders as presented below.

-	VIE arrangements with Shanghai Zhangda

As stated in Note 1, on September 16, 2022, the Company closed the disposition of its K-12 Business, which was solely conducted by the Former Subsidiaries, the VIE and the Former VIEs then controlled by GOE HK. Upon the close of equity transfer of GOE HK, the Company had no control over the Former VIEs which entered into VIE agreements with the subsidiaries of GOE HK.

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates substantially all of its business through Shanghai Zhangda after September 16, 2022, the VIE of the Company. The Company through Shanghai Zhangxinrui, its wholly owned subsidiaries located in the PRC, entered into a series of contractual agreements with Shanghai Zhangda and their shareholders on September 16, 2022.

Through below contractual agreements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIE, and (2) the right to receive the economic benefit of the VIE that could potentially be significant to the VIE. As a result, the shareholders of the VIE lack the power to direct the activities of the VIE that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIE, and the Company has consolidated the financial results of the VIE in its consolidated financial statements.

Details of the contractual agreements are set forth below.

Agreements that transfer economic benefits to the Group:

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among WFOE, the VIE and the shareholder of the VIE, WFOE has the exclusive right to provide or designate any third-party to provide, among other things, management consultancy services, permission of intellectual property rights, technological support and business support to the VIE and their subsidiaries. In exchange, the VIE pays service fees to WFOE in an amount determined by WFOE in its sole discretion. Without the prior written consent of WFOE, the VIE cannot accept services generated from or establish similar cooperation relationship with any third-party. WFOE owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise generated from PRC laws or regulations. The agreement will remain effective unless unilaterally terminated by WFOE with a 30-day prior written notice. Unless otherwise required by applicable PRC laws, the VIE does not have any right to terminate the agreement.

Agreements that provide the Company effective control over WFOE:

Exclusive Option Agreement

Under the exclusive option agreement among WFOE, the VIE and its shareholder, the shareholder of the VIE irrevocably granted WFOE a right to purchase, or designate a third-party to purchase, all or any part of his equity interests in the VIE at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at WFOE’s sole and absolute discretion to the extent permitted by PRC law. The shareholder of the VIE shall promptly give all considerations they received from the exercise of the options to WFOE or its designee(s). the VIE and the shareholder of the VIE covenant that, without WFOE’s prior written consent, they will not, among other things, (i) amend the VIE’s articles of association or change the VIE’s registered capital or change its equity interests structure; (ii) cause the VIE to enter into any material contract to which the VIE is a party, except in the ordinary course of business; (iii) allow the VIE to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business or those disclosed to and agreed by WFOE; (iv) merge or consolidate the VIE with any other entity or acquire or invest in any other entity; (v) distribute any dividend; (vi) sell, transfer, mortgage or otherwise dispose of any of the VIE’s assets or allow any encumbrance of any assets; or (vii) terminate, liquidate or dissolve the VIE unless otherwise provided by PRC laws and regulations. The shareholder of the VIE covenants that, without WFOE’s prior written consent, he will not, among other things, (i) create any pledge or encumbrance on the equity interests in the VIE; (ii) sell, transfer or otherwise dispose of his equity interests in the VIE. The exclusive option agreement remains effective until all of the equity interests in or all of the assets of the VIE are transferred to WFOE or its designee(s) in the manner provided in the exclusive option agreements. Under no circumstances can the VIE or its shareholder unilaterally terminate the exclusive option agreement unless otherwise provided by mandatory PRC laws and regulations.

Powers of Attorney

Pursuant to the powers of attorney executed by the VIE’s shareholder, who irrevocably authorized WFOE or its designee(s) to act on his behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholder concerning all the equity interest held in the VIE, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholder (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).

Equity Pledge Agreement

Under the equity interest pledge agreement among WFOE, the VIE and its shareholder, the VIE’s shareholder pledged all of the equity interests of the VIE to WFOE as security for performance of the obligations of the VIE and its shareholder under the exclusive option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, WFOE may exercise the right to enforce the pledge immediately. WFOE may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. The registration of the equity pledge agreements is completed.

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouse of the shareholder of the VIE, the signing spouse unconditionally and irrevocably agreed that the equity interest in the VIE held by and registered in the name of the spouse be disposed of in accordance with the exclusive option agreement, the equity interest pledge agreement and the powers of attorney described above, and that the spouse may perform, amend or terminate such agreements without her additional consent. Additionally, the signing spouse agreed not to assert any rights over the equity interest in the VIE held by spouse. In addition, in the event that the signing spouse obtains any equity interest in the VIE held by spouse for any reason, the signing spouse agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

Risks in relation to continuing VIE structure

The Company believes that the contractual arrangements with VIE and its shareholder are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

●	VIE and its shareholder may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholder of VIE, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

●	VIE and its shareholder could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

●	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

●	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate VIE in the consolidated financial statements as the Group may lose the ability to exert effective control over VIEs and VIE’s shareholder, and the Group may lose the ability to receive economic benefits from VIE.

The Group’s business has been directly operated by the Former VIEs for the years ended December 31, 2020 and 2021 and for the period from January 1, 2022 through September 16, 2022, and by the VIE for the period from September 17, 2022 through December 31, 2022. As of December 31, 2021, the Former VIEs accounted for an aggregate of 26.82% and 94.74% of the Group’s consolidated total assets and liabilities, respectively. As of December 31, 2022, the VIE accounted for an aggregate of 82.50% and 99.76% of the Group’s consolidated total assets and liabilities, respectively. Total assets not associated with the VIE and the Former VIEs mainly consist of cash and cash equivalents and investments.

The following financial information of the Company’s VIEs, including continuing and discontinued VIEs, after the elimination of inter-company transactions and balances as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	334,557	125,444
Prepaid expenses and other current assets	2,822	2,614
Assets of disposal group	300,539	-
Total current assets	637,918	128,058
Property and equipment, net	263	105
Operating lease right-of-use assets	1,056	809
Other non-current assets	140	141
Assets of disposal group, non-current	38,269	-
TOTAL ASSETS	677,646	129,113
Accrued payroll and other human resource expenses	2,102	4,915
Deferred revenue, current	76,380	33,508
Refund liabilities	64,592	15,688
Operating lease liabilities, current	494	651
Other current liabilities	9,408	24,845
Liabilities of disposal group	3,031,942	-
Total current liabilities	3,184,918	79,607
Operating lease liabilities, non-current	642	142
Liabilities of disposal group, non-current	11,120	-
TOTAL LIABILITIES	3,196,680	79,749

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues from continuing operations	215,750	299,296	97,366
Net revenues from discontinued operations	3,802,597	4,105,036	93,898
Net loss from continuing operations	(273,065)	(195,021)	(75,899)
Net (loss) income related to discontinued operations	(142,101)	(552,659)	2,286,526
Net cash used in continuing operating activities	(142,305)	(325,600)	(144,992)
Net cash generated from (used in) discontinued operating activities	568,060	(2,260,442)	(427,476)
Net cash generated from continuing investing activities	117,955	666,282	42,863
Net cash (used in) generated from discontinued investing activities	(348,218)	76,900	(1,005,878)
Net cash generated from continuing financing activities	-	380	-
Net cash (used in) generated from discontinued financing activities	(2,025)	1,583,339	1,238,979

There are no VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’ s obligations other than the right-of-use assets. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries incorporated outside the mainland China is United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries and the VIE is RMB.

Assets and liabilities are translated to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ deficit and the consolidated statements of comprehensive loss.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in other income, net in the consolidated statements of operations.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from RMB into US dollars as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8972 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 30, 2022, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash in bank and floating rate financial instruments which have original maturities of three months or less and are unrestricted as to withdrawal or use. The carrying value of cash equivalents approximates market value.

Investments

Investments

The investments were comprised of wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use before maturity. The Group classifies the wealth management products as held-to-maturity securities. The wealth management products which have short original maturities of greater than three months but less than 1 year are classified as short-term. The products with maturities more than one year have been classified under long-term investments.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) when the fair value of an investment is less than its amortized cost. The Group recognizes an OTTI if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. If the Group has an intent to sell the debt security prior to recovery of the amortized cost basis, the entire OTTI is recognized is earnings. If the Group does not have an intent to sell but it is not more likely than not that it will be required to sell the impaired debt security prior to recovery of the amortized cost basis, the Group recognizes the OTTI amount representing the credit loss in earnings and the amount related to all other factors in OCI, net of applicable taxes.

Fair value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments not reported at fair value mainly include cash and cash equivalents, wealth management products and receivables from third party payment platforms. The carrying values of the short-term financial instruments approximates their fair value due to their short-term nature. The Group determines the fair value of wealth management products using discounted cash flow models utilizing significant market observable inputs including interest rates and references index prices (a Level 2 measurement).

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Vehicles	3 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment loss on its long-lived assets during the years ended December 31, 2020, 2021 and 2022.

Leases

Leases

The Group accounts for leases in accordance with Topic 842 Lease. The Group leases offices in different cities in the PRC under operating leases and determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. As the leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases under 12 months, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.

Cost of Revenue

Cost of Revenue

Cost of revenues mainly consists of salaries and benefits to teachers, teaching materials, course content development costs, bandwidth costs, depreciation and amortization of properties and equipment, cloud service costs and smart device costs. The teachers consist of both full-time teachers and part-time teachers. The compensations for the teachers primarily consist of base salary, as well as teaching fees based on hourly rates in connection with courses delivered.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for product and technology development personnel, and (ii) general expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the development of new products and development and enhancement of the Group’s applications and platforms. The Group has expensed all research and development expenses when incurred.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) salaries, benefits and commission for sales and marketing personnel and student service staff, (ii) channel and branding expenses, including expenses relating to marketing and branding activities and online traffic acquisitions, (iii) trial lessons offered for prospective students, and (iv) office rental and general expenses associated with the sales and marketing activities.

The advertising expenditures are expensed when incurred and are included in sales and marketing expenses. The advertising expenditures from continuing operations amounted to RMB2,436, RMB3,217 and RMB496, respectively, for the years ended December 31, 2020, 2021 and 2022.

Value added taxes (“VAT”)	Value added taxes (“VAT”) The Group’s services are subject to VAT at the rate of 6% for providing services and 13% for sales of products in accordance with relevant PRC tax rules.
Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

The Company grants share options to its management, employees and certain consultants. The Group measures the cost of the share options based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the option agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Comprehensive (loss) income

Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments. Comprehensive (loss) income is reported in the consolidated statements of comprehensive (loss) income.

Government subsidies

Government subsidies

The Group reports government subsidies as other income when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as other income when the performance obligation is met or fulfilled.

For the year ended December 31, 2020, the Group recorded the government subsidies of RMB366 from continuing operations which was derived from the temporary output VAT exemption due to COVID-19.

For the year ended December 31, 2021, the Group’s continuing operations recorded other government subsidies of RMB55.

For the year ended December 31, 2022, the Group’s continuing operations recorded government subsidies of RMB33 from preferential input VAT deduction, and other government subsidies RMB18.

Net (loss) income per share

Net (loss) income per share

In accordance with ASC 260, Earnings Per Share, basic net (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss) income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted net (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had share options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net (loss) income per share, the effect of the share options is computed using the treasury stock method.

Discontinued operations

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed of or meet the criteria to be classified as held for sale should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) has a major impact on an entity’s financial results and operations. In the statement of financial position, the assets and liabilities of the discontinued operation are presented separately in the asset and liability sections, respectively, of the balance sheet and prior periods are presented on a comparative basis. In the consolidated statements of comprehensive income (loss), results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash in bank and cash deposited on the third party payment platforms from continuing operations denominated in RMB amounted to RMB27,949 and RMB127,317 (US$18,549) as of December 31, 2021 and 2022, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, receivables from third party payment platforms and long-term investments. As of December 31, 2021 and 2022, substantially all of the Group’s cash and cash equivalents, restricted cash, short-term investments and long-term investments were deposited in financial institutions with high credit rating.

There are no revenues or receivables from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2020, 2021 and 2022.

Uncertainties raised from COVID-19

In December 2022, the local government abandoned its policies on quarantine at home and large-scale lockdowns, and the COVID-19 has been spreading rapidly in China. Since February 2023, the Company and its customers and suppliers resumed operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No.2016-13 (“ASU 2016-13”), Financial Instruments-Credit Losses, which was subsequently amended by ASU 2019-04, ASU 2019-05, ASU 2018-19, ASU 2019-10, to provide a new standard on the measurement of expected credit losses for financial assets. The effective date for ASU 2016-13 has been deferred by ASU 2019-10 to be fiscal years beginning after December 15, 2022 and interim periods therein for non-issuers. All entities may adopt the amendments through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group plans to adopt the ASU prospectively on January 1, 2023. The Group does not expect any material impact on its consolidated financial statements as a result of adopting the new standard.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Group plans to adopt the ASU prospectively on January 1, 2024. The Group continues to evaluate the impact of ASU 2020-06 on its financial position, results of operations or cash flows.

Revenue recognition

Revenue recognition

The Group applies ASC 606, Revenue from Contracts with Customers, for all periods. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group’s revenue is reported net of discount, value added tax and related surcharges.

Revenues from continuing operations

-	Revenues from Online Tutoring Courses

The Group generates revenue from online tutoring courses delivered under Zhangmen Kids program. The online tutoring services for Zhangmen Kids program consist of several components, including teacher assignment, learning plan scheduling and live interactive tutoring service during the period. Different service components are highly interdependent and interrelated in the context of the contract with the live interactive tutoring services because the service components are all designed specifically for each class and would not be able to fulfill the service promise if transferred independently to the customers. Therefore, the Group has determined that the live interactive tutoring services represent one performance obligation. The service period for the live interactive tutoring services will vary based on different type of course package.

Tutoring fees are collected in advance. The Group determines that there is not a significant financing component based on the nature of the service being offered and the purpose of the payment terms. Students are offered a full, unconditional refund after deducting certain management fees if the new students withdraw before the start of the third or fourth class or the existing students withdraw before any consumption. The Group also offers refunds for any remaining undelivered classes to students who withdraw from the courses. The refund is equal to the amount related to the undelivered classes.

The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method.

Revenue related to the online tutoring service is recognized proportionately as the online classes are delivered, as the Group concluded that the delivery of each online class represents a faithful depiction of when the services are provided to the students.

The Group refers students to obtain student loans from third party financial institutions whereas the Group may provide guarantee on the repayment of loans, and in certain cases a tuition discount equivalent to the loan interests or service charges incurred on behalf of the students. The discount was recorded as a deduction of revenue. The Group terminated its guarantee activities in the second half of the year of 2021. The Group’s guarantee liability associated with the student loans was immaterial for the periods presented.

-	Other revenues

The other revenues consist of course fees from other tutoring programs, primarily including our AI-powered STEAM courses, and sales of our smart devices.

The revenues of course fees from other tutoring programs were recognized in the same manner as the online tutoring courses. For the years ended December 31, 2020, 2021 and 2022, the other revenues of course fees from other tutoring programs were RMB15,691, RMB61,534 and RMB10,184, respectively. The revenues from sales of our smart devices were immaterial for the years ended December 31, 2020, 2021 and 2022, respectively.

Contract and refund liabilities

The Group presents contract liabilities as “deferred revenue” in the consolidated balance sheet and the related disclosures, which primarily consists of tuition fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once related service are delivered. For the years ended December 31, 2020, 2021 and 2022, revenue recognized for continuing operations that was included in the deferred revenue balance at January 1, 2020, 2021 and 2022 amounted to RMB110,244, RMB179,189 and RMB76,380, respectively.

The Group’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of December 31, 2022, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to RMB33,508, all of which is expected to be recognized as revenue in 2023.

Refund liability represents the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy.

The Group expenses incremental costs of obtaining a contract when incurred as the amount of such cost is immaterial for the years ended December 31, 2020, 2021 and 2022.

Disaggregation of revenue

For the years ended December 31, 2020, 2021 and 2022, all of the Group’s revenues were generated in the PRC. Additionally, all the revenues for the period was recognized from contracts with customers. The following table provides information about disaggregated revenue by course programs.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues from continuing operations:
Zhangmen Kids	200,059	237,762	86,212
Others	15,691	61,534	11,154
	215,750	299,296	97,366